Annual Total Returns[BarChart] - The Hartford Dividend and Growth Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.86%	13.00%	30.93%	12.32%	(1.45%)	14.32%	17.79%	(5.54%)	27.82%	7.67%